Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Basic Materials (4.1%)
	Freeport-McMoRan Inc.	9,785	459
	Nucor Corp.	1,134	149
	CF Industries Holdings Inc.	1,785	145
	UFP Industries Inc.	1,477	127
	Olin Corp.	2,382	123
	Southern Copper Corp.	1,727	120
	Reliance Steel & Aluminum Co.	596	114
	Mosaic Co.	1,906	100
	Steel Dynamics Inc.	1,359	96
	Commercial Metals Co.	2,470	95
	AdvanSix Inc.	2,026	81
	Boise Cascade Co.	954	76
	Mueller Industries Inc.	1,160	66
	Dow Inc.	1,098	65
	Timken Co.	823	54
	LyondellBasell Industries NV Class A	371	36
	Schnitzer Steel Industries Inc. Class A	633	31
	Fastenal Co.	556	29
	Eastman Chemical Co.	216	26
	Element Solutions Inc.	783	19
	GrafTech International Ltd.	1,830	18
	Valvoline Inc.	412	13
	Innospec Inc.	115	11
	Haynes International Inc.	278	10
	International Paper Co.	229	10
			2,073
Consumer Discretionary (16.5%)
	Lowe's Cos. Inc.	1,904	421
	Target Corp.	1,819	363
	Ford Motor Co.	16,800	295
*	AutoNation Inc.	1,978	227
*	O'Reilly Automotive Inc.	350	227
	eBay Inc.	3,735	204
	Scholastic Corp.	3,910	165
	Bath & Body Works Inc.	3,010	161
	Dick's Sporting Goods Inc.	1,339	141
	Interpublic Group of Cos. Inc.	3,762	138
	Movado Group Inc.	3,434	135
	Dillard's Inc. Class A	533	134
	Macy's Inc.	5,125	133
	Omnicom Group Inc.	1,526	128
	Lennar Corp. Class A	1,353	122

		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	412	119
	Walmart Inc.	873	118
*	NVR Inc.	23	114
	Williams-Sonoma Inc.	760	110
	Costco Wholesale Corp.	210	109
*	AutoZone Inc.	56	104
	Group 1 Automotive Inc.	537	98
	Kohl's Corp.	1,762	98
	Acushnet Holdings Corp.	2,169	95
	Toll Brothers Inc.	1,705	93
	Advance Auto Parts Inc.	450	92
	LKQ Corp.	1,936	91
	PulteGroup Inc.	1,747	87
	Cato Corp. Class A	4,437	78
	Hanesbrands Inc.	4,845	75
	Ethan Allen Interiors Inc.	2,834	74
	Matthews International Corp. Class A	2,219	74
	Shoe Carnival Inc.	2,554	74
	Signet Jewelers Ltd.	1,052	74
	AMERCO	126	73
	Buckle Inc.	2,019	73
*	BJ's Wholesale Club Holdings Inc.	1,143	72
	Century Communities Inc.	1,137	72
	Genuine Parts Co.	582	71
*	Gentherm Inc.	825	70
	Whirlpool Corp.	346	70
*	MarineMax Inc.	1,486	68
	International Game Technology plc	2,168	66
	Best Buy Co. Inc.	646	62
	Gentex Corp.	2,058	62
	Penske Automotive Group Inc.	629	62
*	ODP Corp.	1,370	60
	Oxford Industries Inc.	669	59
	Travel + Leisure Co.	1,059	59
	Johnson Outdoors Inc. Class A	700	58
	Nexstar Media Group Inc. Class A	312	58
*	TravelCenters of America Inc.	1,377	58
	Hibbett Inc.	1,270	57
*	Abercrombie & Fitch Co. Class A	1,464	56
	HNI Corp.	1,379	56
*	Malibu Boats Inc. Class A	802	56
	Rent-A-Center Inc.	1,955	56
*	Duluth Holdings Inc. Class B	3,949	55
*	Asbury Automotive Group Inc.	275	53
	Tilly's Inc. Class A	4,136	53
*	Academy Sports & Outdoors Inc.	1,612	52
*	Conn's Inc.	2,724	50
	Rush Enterprises Inc. Class A	954	50
	Sonic Automotive Inc. Class A	936	50
	DR Horton Inc.	571	49
*	Master Craft Boat Holdings Inc.	1,709	49
*	Crocs Inc.	567	47
*	General Motors Co.	975	46
*	Goodyear Tire & Rubber Co.	2,987	46
*	Liquidity Services Inc.	2,609	45
	Standard Motor Products Inc.	1,037	45
*	Zumiez Inc.	1,019	45
	PVH Corp.	447	44

		Shares	Market Value ($000)
*	XPEL Inc.	599	44
	News Corp. Class A	1,913	43
*	Meritage Homes Corp.	430	42
	Service Corp. International	691	42
*	Skyline Champion Corp.	626	42
*	Cavco Industries Inc.	152	41
*	Sleep Number Corp.	590	39
*	Cars.com Inc.	2,357	38
*	Citi Trends Inc.	1,024	38
*	RH	94	38
	Fox Corp. Class A	876	37
	Fox Corp. Class B	974	37
	Newell Brands Inc.	1,558	37
*	Tri Pointe Homes Inc.	1,659	37
	Estee Lauder Cos. Inc. Class A	123	36
	Dana Inc.	1,894	35
*	GoPro Inc. Class A	4,069	35
*	Vera Bradley Inc.	4,660	35
	Ralph Lauren Corp. Class A	236	31
	Haverty Furniture Cos. Inc.	1,066	30
	Tapestry Inc.	733	30
	John Wiley & Sons Inc. Class A	588	30
	H&R Block Inc.	1,176	29
	Kontoor Brands Inc.	581	29
	Murphy USA Inc.	155	28
*	Central Garden & Pet Co. Class A	615	27
*	Turtle Beach Corp.	1,097	26
*	YETI Holdings Inc.	423	26
	Big Lots Inc.	720	25
	News Corp. Class B	1,114	25
	Polaris Inc.	205	25
	Tractor Supply Co.	125	25
*	Perdoceo Education Corp.	2,326	24
*	Funko Inc. Class A	1,312	23
	New York Times Co. Class A	511	23
	Garmin Ltd.	205	23
	Lithia Motors Inc. Class A	63	21
*	Universal Electronics Inc.	591	20
	Aaron's Co. Inc.	924	19
*	American Axle & Manufacturing Holdings Inc.	1,940	18
*	Lions Gate Entertainment Corp. Class A	1,159	18
	Inter Parfums Inc.	173	16
	Carriage Services Inc. Class A	303	15
	PriceSmart Inc.	190	14
*	Helen of Troy Ltd.	67	14
	Steven Madden Ltd.	312	13
	Pool Corp.	28	13
*	Victoria's Secret & Co.	248	13
	Interface Inc. Class A	903	12
	Foot Locker Inc.	281	9
*	Lands' End Inc.	539	9
			8,403
Consumer Staples (6.2%)
	Ingles Markets Inc. Class A	5,131	422
	McKesson Corp.	1,468	404
	CVS Health Corp.	3,502	363
	Tyson Foods Inc. Class A	3,162	293
	Kroger Co.	5,555	260

		Shares	Market Value ($000)
	Altria Group Inc.	4,464	229
	SpartanNash Co.	7,091	200
	Weis Markets Inc.	2,322	143
	Philip Morris International Inc.	908	92
	Kraft Heinz Co.	2,206	87
	Flowers Foods Inc.	2,801	77
	AmerisourceBergen Corp. Class A	534	76
	Albertsons Cos. Inc. Class A	2,339	68
	Walgreens Boots Alliance Inc.	1,460	67
	Casey's General Stores Inc.	332	62
	Vector Group Ltd.	4,828	54
*	USANA Health Sciences Inc.	594	52
	Coca-Cola Consolidated Inc.	79	39
*	Hain Celestial Group Inc.	982	36
*	BellRing Brands Inc. Class A	1,379	35
	Edgewell Personal Care Co.	591	21
*	Sprouts Farmers Market Inc.	725	21
	J M Smucker Co.	131	18
*	Monster Beverage Corp.	206	17
*	Darling Ingredients Inc.	197	14
	Medifast Inc.	62	12
	Fresh Del Monte Produce Inc.	432	11
			3,173
Energy (11.1%)
	EOG Resources Inc.	8,724	1,003
	ConocoPhillips	5,554	527
	Exxon Mobil Corp.	6,541	513
	Cheniere Energy Inc.	2,735	363
	Oasis Petroleum Inc.	2,262	300
	Continental Resources Inc.	4,770	264
	Chevron Corp.	1,533	221
	Ovintiv Inc. (XNYS)	4,236	194
	Northern Oil and Gas Inc.	7,679	193
*	W&T Offshore Inc.	35,864	174
	Occidental Petroleum Corp.	3,889	170
*	Antero Resources Corp.	7,131	163
*	CONSOL Energy Inc.	5,089	156
*	Centrus Energy Corp. Class A	3,024	137
	Diamondback Energy Inc.	918	127
	Marathon Oil Corp.	5,522	125
	PDC Energy Inc.	1,887	122
	Civitas Resources Inc.	1,887	95
	Targa Resources Corp.	1,379	90
	Murphy Oil Corp.	2,321	80
	Magnolia Oil & Gas Corp. Class A	3,381	76
	SunCoke Energy Inc.	9,260	73
	California Resources Corp.	1,713	71
	Devon Energy Corp.	1,145	68
*	Denbury Inc.	925	67
	Pioneer Natural Resources Co.	251	60
	EQT Corp.	2,541	59
*	Comstock Resources Inc.	5,374	45
*	Newpark Resources Inc.	11,483	43
*	Earthstone Energy Inc. Class A	2,678	35
*	Southwestern Energy Co.	3,208	16
*	Talos Energy Inc.	1,000	16
			5,646

		Shares	Market Value ($000)
Financials (21.3%)
*	Mr Cooper Group Inc.	10,797	549
*	Berkshire Hathaway Inc. Class B	1,470	473
	Aon plc Class A (XNYS)	1,437	420
	Wells Fargo & Co.	7,287	389
	Goldman Sachs Group Inc.	1,112	379
	Bank of New York Mellon Corp.	7,069	376
	Bank of America Corp.	6,425	284
	Popular Inc.	2,480	228
	Jefferies Financial Group Inc.	6,188	220
	T Rowe Price Group Inc.	1,252	181
	First BanCorp. (XNYS)	12,671	179
	HarborOne Bancorp Inc.	11,630	172
	Allstate Corp.	1,352	165
	SLM Corp.	8,259	163
	Ameriprise Financial Inc.	519	156
	Hilltop Holdings Inc.	4,882	151
	HomeStreet Inc.	2,579	133
*	Credit Acceptance Corp.	231	127
	Comerica Inc.	1,295	124
	KeyCorp	4,925	123
	Zions Bancorp NA	1,738	123
	Primerica Inc.	894	116
	Voya Financial Inc.	1,724	116
*	SVB Financial Group	187	113
	Virtus Investment Partners Inc.	464	112
	Affiliated Managers Group Inc.	783	108
	First Citizens BancShares Inc. Class A	137	108
	Fidelity National Financial Inc.	2,246	107
	Chubb Ltd.	513	104
	Hartford Financial Services Group Inc.	1,457	101
	First American Financial Corp.	1,485	100
	Carlyle Group Inc.	2,107	99
	Associated Banc-Corp.	4,006	98
	B Riley Financial Inc.	1,612	96
	Stifel Financial Corp.	1,260	93
	CNO Financial Group Inc.	3,680	89
	Travelers Cos. Inc.	519	89
	Nelnet Inc. Class A	1,054	85
	Equitable Holdings Inc.	2,592	85
	Aflac Inc.	1,349	82
*	Axos Financial Inc.	1,472	81
	Northfield Bancorp Inc.	5,067	80
	Byline Bancorp Inc.	2,774	76
	Morningstar Inc.	263	74
	OFG Bancorp	2,505	71
	First Financial Corp.	1,514	70
	Hanmi Financial Corp.	2,664	70
	Horizon Bancorp Inc.	3,462	69
	Independent Bank Corp.	2,911	69
	Oppenheimer Holdings Inc. Class A	1,586	68
	Park National Corp.	505	68
*	PRA Group Inc.	1,501	67
	Sandy Spring Bancorp Inc.	1,427	67
	Federated Hermes Inc.	2,007	66
	Meta Financial Group Inc.	1,153	64
	Stewart Information Services Corp.	942	64
	Trustmark Corp.	2,035	64

		Shares	Market Value ($000)
	Kearny Financial Corp.	4,798	63
	Fifth Third Bancorp	1,294	62
	Merchants Bancorp	2,143	62
	Preferred Bank	779	61
	First Commonwealth Financial Corp.	3,659	59
	Piper Sandler Cos.	397	59
	BOK Financial Corp.	567	58
	Federal Agricultural Mortgage Corp. Class C	461	57
	Raymond James Financial Inc.	517	57
*	Enstar Group Ltd.	201	57
	Hanover Insurance Group Inc.	398	56
	Eagle Bancorp Inc.	925	55
	First Financial Bancorp	2,249	55
	PacWest Bancorp	1,117	55
	BancFirst Corp.	696	54
	Dime Community Bancshares Inc.	1,595	54
	BankUnited Inc.	1,179	52
	Hope Bancorp Inc.	3,065	52
	Walker & Dunlop Inc.	373	52
	Midland States Bancorp Inc.	1,736	51
	Northern Trust Corp.	449	51
	Evercore Inc. Class A	394	50
	Washington Trust Bancorp Inc.	910	49
	1st Source Corp.	999	48
	JPMorgan Chase & Co.	335	47
	Morgan Stanley	506	46
	Bank of NT Butterfield & Son Ltd.	1,190	46
	Home BancShares Inc.	1,919	45
	East West Bancorp Inc.	487	43
	Provident Financial Services Inc.	1,808	43
	Brookline Bancorp Inc.	2,481	42
	ServisFirst Bancshares Inc.	465	41
	Washington Federal Inc.	1,157	41
	Cincinnati Financial Corp.	314	39
	First Bancorp (XNGS)	856	38
	Towne Bank	1,210	38
	NBT Bancorp Inc.	908	35
	City Holding Co.	430	34
	Employers Holdings Inc.	840	33
	Origin Bancorp Inc.	712	33
	QCR Holdings Inc.	595	33
	Lakeland Financial Corp.	396	32
	PNC Financial Services Group Inc.	156	31
	Citizens Financial Group Inc.	547	29
	Virtu Financial Inc. Class A	837	29
	WSFS Financial Corp.	519	26
	Janus Henderson Group plc	784	26
	Old National Bancorp	1,380	25
	Atlantic Union Bankshares Corp.	587	24
	Southside Bancshares Inc.	584	24
	TrustCo Bank Corp. NY	713	24
	Ameris Bancorp	474	23
	Diamond Hill Investment Group Inc.	121	23
*	Columbia Financial Inc.	1,027	22
	FNB Corp.	1,557	21
	Heritage Financial Corp.	790	21
	First Hawaiian Inc.	698	20
	UMB Financial Corp.	194	20

		Shares	Market Value ($000)
	Artisan Partners Asset Management Inc. Class A	500	19
	Cathay General Bancorp	410	19
	Central Pacific Financial Corp.	662	19
	First Foundation Inc.	658	18
	Bank OZK	356	17
	Tompkins Financial Corp.	210	17
	Banner Corp.	262	16
	Houlihan Lokey Inc. Class A	139	14
	PennyMac Financial Services Inc.	219	13
	OceanFirst Financial Corp.	531	12
	Signature Bank	34	12
	Regions Financial Corp.	432	10
			10,816
Health Care (10.7%)
*	Regeneron Pharmaceuticals Inc.	811	501
	Anthem Inc.	1,048	474
	HCA Healthcare Inc.	1,879	470
	Pfizer Inc.	9,694	455
	AbbVie Inc.	2,319	343
	Merck & Co. Inc.	4,215	323
	UnitedHealth Group Inc.	465	221
	Abbott Laboratories	1,750	211
	Gilead Sciences Inc.	3,294	199
	Eli Lilly & Co.	712	178
	Johnson & Johnson	1,053	173
*	Molina Healthcare Inc.	462	142
*	Tenet Healthcare Corp.	1,536	132
	Quest Diagnostics Inc.	899	118
	Agilent Technologies Inc.	845	110
	Bristol-Myers Squibb Co.	1,574	108
	West Pharmaceutical Services Inc.	265	103
*	United Therapeutics Corp.	593	99
*	Innoviva Inc.	4,959	95
*	Laboratory Corp. of America Holdings	345	94
*	Moderna Inc.	510	78
*	Natus Medical Inc.	2,435	68
*	Medpace Holdings Inc.	438	67
	Bruker Corp.	794	56
*	Catalyst Pharmaceuticals Inc.	6,841	53
*	Henry Schein Inc.	612	53
*	DaVita Inc.	460	52
*	Community Health Systems Inc.	4,852	51
*	CorVel Corp.	305	49
*	iTeos Therapeutics Inc.	1,300	47
	Premier Inc. Class A	1,151	41
*	Corcept Therapeutics Inc.	1,733	39
*	Vanda Pharmaceuticals Inc.	3,469	39
*	Computer Programs and Systems Inc.	1,054	32
*	ModivCare Inc.	262	31
*	Quidel Corp.	256	27
*	ICU Medical Inc.	93	22
*	IDEXX Laboratories Inc.	36	19
*	Align Technology Inc.	35	18
*	Meridian Bioscience Inc.	631	16
*	Acadia Healthcare Co. Inc.	259	15
*	Joint Corp.	319	13

		Shares	Market Value ($000)
*	Eagle Pharmaceuticals Inc.	209	10
			5,445
Industrials (14.5%)
	American Express Co.	2,235	435
	Northrop Grumman Corp.	590	261
	Accenture plc Class A	796	252
	Johnson Controls International plc	3,415	222
	Louisiana-Pacific Corp.	3,078	221
	Automatic Data Processing Inc.	657	134
	Brunswick Corp.	1,359	130
*	Zebra Technologies Corp. Class A	298	123
	Eaton Corp. plc	761	117
	United Parcel Service Inc. Class B	513	108
	Regal Rexnord Corp.	661	106
	General Dynamics Corp.	449	105
	Ryder System Inc.	1,333	105
	Acuity Brands Inc.	562	103
	AGCO Corp.	858	103
	ManpowerGroup Inc.	949	101
	Deere & Co.	277	100
	Crown Holdings Inc.	796	98
*	Saia Inc.	334	96
*	AMN Healthcare Services Inc.	863	92
	Emerson Electric Co.	959	89
*	Hub Group Inc. Class A	1,044	88
	Quanta Services Inc.	782	85
	Paychex Inc.	706	84
	Caterpillar Inc.	445	83
	Encore Wire Corp.	715	83
	Sherwin-Williams Co.	315	83
	Heidrick & Struggles International Inc.	1,866	80
*	MYR Group Inc.	896	80
	Kforce Inc.	1,003	75
	Genco Shipping & Trading Ltd.	3,785	73
	Insteel Industries Inc.	1,931	72
	Matson Inc.	651	72
	Badger Meter Inc.	703	70
	Snap-on Inc.	334	70
	Old Dominion Freight Line Inc.	220	69
	Robert Half International Inc.	561	68
	ArcBest Corp.	725	67
	Triton International Ltd.	1,023	67
	Cummins Inc.	324	66
	Knight-Swift Transportation Holdings Inc.	1,207	66
	Textainer Group Holdings Ltd.	1,852	66
*	Generac Holdings Inc.	206	65
	Marten Transport Ltd.	3,756	65
	EMCOR Group Inc.	529	61
	Owens Corning	649	61
*	United Rentals Inc.	189	61
*	ExlService Holdings Inc.	496	60
	Simpson Manufacturing Co. Inc.	508	60
	ITT Inc.	645	57
	JB Hunt Transport Services Inc.	271	55
	Watts Water Technologies Inc. Class A	380	55
*	Beacon Roofing Supply Inc.	902	54
*	Trex Co. Inc.	584	54
	Advanced Drainage Systems Inc.	457	53

		Shares	Market Value ($000)
	Quanex Building Products Corp.	2,298	53
*	TriNet Group Inc.	608	53
*	Sterling Construction Co. Inc.	1,731	51
*	CoreCivic Inc.	5,469	50
	Hubbell Inc. Class B	270	48
	Apogee Enterprises Inc.	1,051	47
	Landstar System Inc.	301	47
	WW Grainger Inc.	94	45
	Crane Co.	439	44
*	Cross Country Healthcare Inc.	1,962	44
	Franklin Electric Co. Inc.	516	44
	Kadant Inc.	215	42
*	API Group Corp.	1,965	42
*	Safe Bulkers Inc.	9,937	42
	REV Group Inc.	3,044	41
*	Middleby Corp.	227	40
*	Napco Security Technologies Inc.	1,971	40
*	Titan Machinery Inc.	1,423	40
	Packaging Corp. of America	264	39
*	TrueBlue Inc.	1,425	39
	Granite Construction Inc.	1,257	38
	Resources Connection Inc.	2,309	38
*	Masonite International Corp.	380	36
	Watsco Inc.	132	36
	Graphic Packaging Holding Co.	1,693	35
	Costamare Inc.	2,586	35
	Werner Enterprises Inc.	789	34
	Zurn Water Solutions Corp.	1,036	34
*	Modine Manufacturing Co.	3,178	32
*	Berry Global Group Inc.	510	31
	Shyft Group Inc.	771	31
	CRA International Inc.	342	30
	nVent Electric plc	876	30
*	Forrester Research Inc.	553	29
*	Franklin Covey Co.	594	27
	Textron Inc.	373	27
*	Atlas Air Worldwide Holdings Inc.	335	26
	Ennis Inc.	1,394	26
*	MasTec Inc.	326	26
	Astec Industries Inc.	493	25
	Primoris Services Corp.	950	25
	Valmont Industries Inc.	115	25
	AAON Inc.	424	25
	EVERTEC Inc.	588	24
*	ASGN Inc.	214	24
*	GXO Logistics Inc.	284	24
	Eagle Materials Inc.	169	23
	Greif Inc. Class A	380	22
	Argan Inc.	544	21
*	FTI Consulting Inc.	146	21
*	XPO Logistics Inc.	284	21
*	Construction Partners Inc. Class A	762	20
	Myers Industries Inc.	1,162	19
	ABM Industries Inc.	403	18
	Sonoco Products Co.	276	16
*	Atkore Inc.	151	15
	ADT Inc.	2,004	15
*	Mohawk Industries Inc.	102	14

		Shares	Market Value ($000)
	Comfort Systems USA Inc.	150	13
	McGrath RentCorp.	153	12
	Patrick Industries Inc.	164	12
	UniFirst Corp.	61	11
	Trane Technologies plc	73	11
*	SPX Corp.	192	10
*	American Woodmark Corp.	176	9
			7,396
Real Estate (0.1%)
	St. Joe Co.	779	42
*	Jones Lang LaSalle Inc.	72	18
			60
Technology (12.3%)
*	Alphabet Inc. Class A	250	675
*	Alphabet Inc. Class C	149	402
	Applied Materials Inc.	2,937	394
	Oracle Corp.	4,679	355
	KLA Corp.	847	295
	Broadcom Inc.	442	260
*	Advanced Micro Devices Inc.	2,095	258
	Micron Technology Inc.	2,629	234
	HP Inc.	6,029	207
	NortonLifeLock Inc.	6,095	177
	Concentrix Corp.	759	152
	QUALCOMM Inc.	801	138
*	Teradata Corp.	2,653	133
	Intel Corp.	2,767	132
	Cognizant Technology Solutions Corp. Class A	1,510	130
	Amdocs Ltd.	1,573	124
	Dell Technologies Inc. Class C	2,398	122
	Texas Instruments Inc.	713	121
	Jabil Inc.	1,583	91
*	Arrow Electronics Inc.	739	90
*	Synaptics Inc.	389	89
	Amkor Technology Inc.	3,702	84
*	Avid Technology Inc.	2,434	77
	NetApp Inc.	955	75
	CSG Systems International Inc.	1,207	74
	Seagate Technology Holdings plc	700	72
*	Axcelis Technologies Inc.	1,009	70
*	Gartner Inc.	232	65
	Kulicke & Soffa Industries Inc.	1,178	62
*	PDF Solutions Inc.	2,025	55
*	Meta Platforms Inc. Class A	255	54
	TD SYNNEX Corp.	494	50
	Xperi Holding Corp.	2,902	50
	TE Connectivity Ltd.	342	49
*	Rambus Inc.	1,780	48
	International Business Machines Corp.	375	46
	Hackett Group Inc.	2,074	43
*	TechTarget Inc.	534	42
	American Software Inc. Class A	1,828	40
*	Cirrus Logic Inc.	460	40
	Shutterstock Inc.	392	35
	Methode Electronics Inc.	734	33
	Lam Research Corp.	56	31
*	Fortinet Inc.	83	29

		Shares	Market Value ($000)
*	Sanmina Corp.	735	29
	A10 Networks Inc.	1,932	27
*	NetScout Systems Inc.	875	27
*	ePlus Inc.	558	26
*	Manhattan Associates Inc.	192	26
	Hewlett Packard Enterprise Co.	1,530	24
*	Box Inc. Class A	895	23
*	Ziff Davis Inc.	224	23
*	Diodes Inc.	244	22
	VMware Inc. Class A	186	22
*	SMART Global Holdings Inc.	788	22
*	F5 Inc.	104	21
*	Lattice Semiconductor Corp.	339	21
*	Photronics Inc.	1,132	21
*	Plexus Corp.	250	20
*	Qualys Inc.	156	20
*	EMCORE Corp.	4,859	19
*	Onto Innovation Inc.	205	18
*	NCR Corp.	425	17
	Vertiv Holdings Co. Class A	1,209	16
	CTS Corp.	387	15
			6,262
Telecommunications (1.9%)
	Cisco Systems Inc.	6,462	360
	Lumen Technologies Inc.	10,821	112
	Motorola Solutions Inc.	360	79
*	WideOpenWest Inc.	3,968	68
*	Arista Networks Inc.	388	48
	Juniper Networks Inc.	1,395	47
*	Digi International Inc.	2,249	45
*	Harmonic Inc.	4,555	43
*	Calix Inc.	678	37
*	Consolidated Communications Holdings Inc.	5,231	37
*	Lumentum Holdings Inc.	371	37
*	Ciena Corp.	501	34
*	NETGEAR Inc.	870	23
			970
Utilities (0.0%)
*	Evoqua Water Technologies Corp.	428	18
Total Common Stocks (Cost $40,490)			50,262
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund 0.138% (Cost $538)	5,378	538
Total Investments (99.8%) (Cost $41,028)			50,800
Other Assets and Liabilities—Net (0.2%)			99
Net Assets (100%)			50,899
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2022	29	633	(9)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.